EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of summary of equity activity

	Ordinary shares	Class A Ordinary shares	Class B Ordinary shares	Class C Ordinary shares	Class D Ordinary shares	Class E Ordinary shares	Class F1 Ordinary shares	Class F2 Ordinary shares	Ordinary shares (with liquidation preference)
	Number of shares – issued and outstanding
Balance, as of January 1, 2013		40,190,595	11,913,135	4,818,795	43,469,535	14,047,435	—	—	77,546,385
Exercise of options		—	—	—	—	—	—	—	6,229,270
Issuance of F1 shares		—	—	—	—	—	4,297,995	—	—
Investment transaction (see note 8(d))		(8,119,760)	(5,209,615)	(1,428,305)	(11,304,580)	(2,297,735)	10,028,655	41,547,280	(23,215,940)
Balance, as of December 31, 2013		32,070,835	6,703,520	3,390,490	32,164,955	11,749,700	14,326,650	41,547,280	60,559,715
Exercise of options – prior to IPO	—	—	—	—	—	—	—	—	1,463,051
Conversion upon IPO closing	203,976,196	(32,070,835)	(6,703,520)	(3,390,490)	(32,164,955)	(11,749,700)	(14,326,650)	(41,547,280)	(62,022,766)
IPO	8,325,000	—	—	—	—	—	—	—	—
Exercise of options – commencing IPO	2,252,865	—	—	—	—	—	—	—	—
Balance, as of December 31, 2014	214,554,061	—	—	—	—	—	—	—	—
Exercise of options	4,293,369	—	—	—	—	—	—	—	—
Balance, as of December 31, 2015	218,847,430	—	—	—	—	—	—	—	—

Schedule of summarizes information regarding outstanding and exercisable options

Exercise price	Outstanding		Exercisable
(US $)	Number	Weighted average remaining contractual life (in years)	Number	Weighted average remaining contractual life (in years)
0.096 – 2.991	1,930,756	1.22	1,849,506	1.12
3.7	6,321,072	3.79	5,765,162	3.82
6.98 – 7.1	13,633,209	5.07	8,348,824	5.03
25 – 46.39	890,950	6.08	73,325	5.63
55.63 – 59.33	4,412,700	6.69	0	—
	27,188,687	4.79	16,036,817	4.15

Schedule of summarizes options granted to employees, directors and service providers

	Number	Weighted average exercise price	Aggregated intrinsic value(1)
		$	U.S. dollars in thousands
Options outstanding at beginning of year	26,782,719	5.44
Changes during the year:
Granted(2)	4,795,450	56.28
Exercised	(4,218,174)	2.13
Forfeited	(171,308)	16.65
Expired	0	—
Options outstanding at end of year	27,188,687	14.85	745,841
Options exercisable at year-end	16,036,817	5.20	594,618

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of  $42.28 of the Company’s ordinary share on December 31, 2015. This represents the potential pre-tax amount receivable by the option holders had all option holders exercised their options as of such date.

(2)
On September 6, 2015 the Company granted the Company’s founders, who are also shareholders, 4,400,000 options, exercisable into the same amount of the Company’s Ordinary shares, at an exercise price of  $57.58 per share, which are subject to graded vesting over three years.

Schedule of RSU activity

	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	0	—
Changes during the year:
Granted(1)	357,265	40.14
Vested	(75,195)	36.95
Forfeited	(889)	38.91
Outstanding at end of year	281,181	41.0

(1)
During the year ended December 31, 2015, 15,000 RSUs were awarded to non-employees.

Schedule of fair value of options granted

	Year ended December 31,
	2015	2014	2013
Risk-free interest rate	0.75% – 2.01%	0.7% – 2.17%	0.19% – 2.74%
Expected option term	2.16 – 6.95 years	3.82 – 7.27 years	1 – 12.35 years
Expected price volatility	35% – 53%	36% – 55%	42% – 53%
Dividend yield	0%	0%	0%
Weighted average fair value at the date of grant	$16.05	$7.28	$2.22

Schedule of share-based compensation expenses

	Year ended December 31,
	2015	2014	2013
	U.S. dollars in thousands
Cost of revenues	26	27	16
Research and development, net	8,016	6,130	2,320
Sales and marketing	1,277	5,201	5,861
General and administrative	35,650	65,495	4,934
Total stock-based compensation	44,969	76,853	13,131

Schedule of computation of basic and diluted net earnings (losses) per share

	Year ended December 31,
	2015	2014	2013
	U.S. dollars in thousands, except per share data
Numerator for basic and diluted net earnings (losses) per share:
Net income (loss)	68,450	(30,084)	19,920
Amount allocated to participating shareholders	—	—	(16,105)
Adjustment as a result of benefit to participating shareholders	—	—	(229,832)
Net income (loss) applicable to ordinary shares for 2015 and 2014 and applicable to Class A ordinary shares for 2013	68,450	(30,084)	(226,017)
Weighted average shares outstanding:
Denominator for basic net earnings per share	217,362	107,942	37,477
Effect of dilutive securities:
Employee stock options and unvested RSUs	20,495	—	—
Denominator for diluted net earnings per share	237,857	107,942	37,477
Basic net earnings (losses) per share	0.31	(0.28)	(6.03)
Diluted net earnings (losses) per share	0.29	(0.28)	(6.03)